Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 50,426	$ 37,763	$ 45,761	$ 80,937
Trade & other receivables	4,060	50,366
Financial assets at fair value through other comprehensive income	2,317	2,321
Other non-current assets	3,324	3,361
Financial assets, Total	60,127	93,811
Trade and other payables	13,060	18,921
Borrowings	81,286	59,397
Contingent consideration	47,534	42,070
Financial liabilities, Total	141,880	120,388
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	13,060	18,921
Borrowings	81,286	59,397
Financial liabilities, Total	94,346	78,318
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	47,534	42,070
Financial liabilities, Total	47,534	42,070
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	50,426	37,763
Trade & other receivables	4,060	50,366
Other non-current assets	3,324	3,361
Financial assets, Total	57,810	91,490
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,317	2,321
Financial assets, Total	$ 2,317	$ 2,321